Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

November 12, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK No. 0000202032
Ladies and Gentlemen:
On behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, Class Y, and Institutional Class shares of Invesco Convertible Securities Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.5770.

Very truly yours,
/s/ Melanie Ringold
Melanie Ringold
Counsel